Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.50%	1.90%
Expected long-term rate of return on Plans' assets	6.80%	7.20%
Rate of compensation increase	1.60%	0.60%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.97%	2.84%
Health care cost trend rate assumed for next year	5.50%	5.50%
Ultimate health care cost trend rate	4.04%	3.84%